Operations	12 Months Ended
Jun. 30, 2020
Operations [Abstract]
Operations
1.	Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas ("BrasilAgro" or "Company") was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the States of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão and Piauí, and in Paraguay, in the state of Boquerón. The ultimate parent company of BrasilAgro is Argentine-based Cresud Sociedad Anónima, Comercial, Inmobiliaria, Financiera y Agropecuaria ("Cresud S.A.C.I.F.Y.A.").

BrasilAgro corporate purpose includes:

●	agriculture, cattle raising and forestry activities of any type and nature and rendering directly or indirectly related services;
●	the import and export of agricultural products and inputs and those related to cattle raising activity;
●	the purchase, sale and/or rental of properties, land, buildings and real estate in rural and/or urban areas; real estate brokerage involving any type of operations;
●	holding interest, as a member, in other companies and commercial ventures of any nature, in Brazil and/or abroad, directly or indirectly related to the purposes described herein; and
●	management of its own and third-party assets.

The Company has sixteen (16) farms in six (6) Brazilian states and one (1) farm in Paraguay, for a total area of 215,330 hectares of own lands and 53,735 hectares of leased lands.

1.1 Business combination – Agrifirma

On November 22, 2019, the Company entered into a merger agreement (the "Merger Agreement") with Agrifirma Holding S.A. ("Agrifirma Holding"). Under the terms of the Merger Agreement, BrasilAgro will merge with Agrifima Holding and receive all of its assets, rights and obligations, holding 100% of the equity capital of the subsidiary Agrifirma Agro Ltda. and its subsidiaries , in exchange for common shares and warrants ("Agrifirma Warrants") issued by BrasilAgro to the selling shareholders of Agrifirma Holging.

Agrifirma Agro Ltda. and its subsidiaries ("Agrifirma") are engaged in the production, manufacture, storage, trading of agricultural products and the provision of agricultural services, as well as the management and commercial exploration of its properties. Since the group is engaged in activities in the same sector as BrasilAgro, the following impacts are expected immediately: operational, financial and commercial benefits, such as dilution of general and administrative expenses, capture of synergies and economies of scale in the operations and potential appreciation in the value of undeveloped areas.

Agrifirma is comprised of its parent company (Agrifirma Agro Ltda..) and four subsidiaries, namely Agrifirma Bahia Agropecuária Ltda., I. A. Agro Ltda., GL Empreendimentos e Participações Ltda. and Agrifirma Delaware LLC, in which Agrifirma holds interests of 99.99%.

The completion of the Merger Agreement was subject to certain requirements which, on January 27, 2020, were entirely satisfied and BrasilAgro obtained control of Agrifirma.

1.1.1 Number of shares delivered as consideration

Based on the terms of the Merger Agreement, the consideration transferred in the form of shares will be determined as followed, as described below: Initial Exchange Ratio (preliminary numbers), Final Exchange Ratio (adjustment in exchange ratio) and Adjustments Due to Indemnifications. The Merger Agreement, also determines a minimum of shares to be transferred of 5,392,872.

Initial Exchange Ratio

The parties agreed to define a first exchange ratio based on preliminary book values as of June 30, 2019, adjusted for the market value of the real state held by BrasilAgro and Agrifirma Holding, according to an appraisal report issued by a specialized third party. As a result, the number of shares and warrants to be issued to the shareholders of Agrfirma was determined to 5,215,385 shares and 654,487 warrants, as detailed below:

Initial Exchange Ratio
Unrestricted shares	4,402,404
Shares with sale restriction	812,981
Shares issued and delivered (i)	5,215,385
Agrifirma warrants (ii)	654,487
5,869,872

(i)	Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the Company, which were subscribed for and paid up by the shareholders of Agrifirma, and

(ii)	Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling them to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the Company, with exercise price of R$0.01 per share (Note 18.b).

Final Exchange Ratio

In accordance with the Merger Agreement, the Initial Exchange Ratio will be adjusted only to reflect the changes in the book values of the preliminary balance sheet as of June 30 2019 through the acquisition date, on January 27, 2020, date of the consummation of the Merger Agreement.

On April 1, 2020, BrasilAgro informed the former shareholders of Agrifirma Holding that the Final Exchange Ratio, based on the changes in net equity from June 30, 2019 to January 27, 2020, was finalized and reached the minimum number established in the merger agreement, totaling 5,392,872 shares as final consideration to be paid by Brasilagro, as detailed below:,

	Initial Exchange Ratio	Adjustment to exchange ratio	Final Exchange Ratio
Unrestricted shares	4,402,404	(357,750)	4,044,654
Shares with sale restriction	812,981	(66,065)	746,916
Total shares (i)	5,215,385	(423,815)	4,791,570
Warrants	654,487	(53,185)	601,302
	5,869,872	(477,000)	5,392,872

i)	The adjustment in the exchange ratio determines that the selling shareholders, the holders of the 5,215,385 shares previously calculated in the preliminary exchange ratio, must return 423,815 shares, in accordance with the final exchange ratio. The share return process is in progress and should be completed up to October 2020.

Adjustments for indemnifications

The agreement establishes obligations for the payment of compensation by both BrasilAgro and the selling shareholders if certain contractually indemnifiable losses occur within two years as from the date of the Merger Agreement.

On June 18, 2020, BrasilAgro and the selling shareholders signed a Settlement Agreement, which the Final Exchange Ratio as agreed at the minimum number shares, totaling 5,392,872 shares. The parties also agreed that given the resolution of a contingency by the date of the Settlement Agreement, the selling shareholders agreed to return the amount of R$3,500,000 in restricted shares and Agrifirma Warrants, as described below, which number was calculated using the market price of Brasilagro's average share price 90 days before January 27, 2022.

The following is the Final Exchange Ratio agreed after considering the Adjustments Due to Indemnifications:

	Final Exchange Ratio	Adjustments for indemnifications	Final Exchange Ratio adjusted by indemnifications
Unrestricted shares	4,044,654	-	4,044,654
Shares with sale restriction	746,916	(109,291)	637,625
Total shares	4,791,570	(109,291)	4,682,279
Warrants	601,302	(87,985)	513,317
	5,392,872	(197,276)	5,195,596

1.1.2 Accounting for the transaction by BrasilAgro

BrasilAgro estimated the fair value of the identifiable assets and of the liabilities acquired of Agrifirma and of the consideration transferred as of January 27, 2020. For the purposes of estimating the consideration transferred, BrasilAgro considered the number of common shares adjusted by the amount of indemnifications.

a) Estimated fair value of identifiable assets and liabilities acquired

The table below shows the estimated fair value of identifiable assets and liabilities of Agrifirma as of January 27, 2020 at their fair value:

Assets	January 27, 2020
Cash and cash equivalents	1,071
Trade accounts receivable	3,313
Inventories	1,461
Biological assets	4,883
Recoverable taxes and contributions	3,012
Non-current assets held for sale	23,842
Related parties	36
Other credits	6,025
43,643

Other credits	15,986
Investment properties	197,711
Property, plant and equipment	23,541
237,238
Total assets	280,881

Liabilities
Trade accounts payables	792
Loans and financing	123,862
Payable income tax and social contribution	19
Taxes payable	646
Labor charges	2,894
Other accounts payable	15,590
143,803
Provision for contingencies	60
Other accounts payable	3,206
Deferred tax liabilities	27,763
Total liabilities	31,029

Total net assets at fair value	106,049
Goodwill (a)	47
Total consideration	106,096

a)	Goodwill is attributed to the profitability expected from synergy gains and economies of scale in the agricultural operations and from the creation of real estate value in undeveloped areas. It is not expected that goodwill will be dedcuctible for tax purposes.

The following table summarizes the allocation of the estimated consideration transferred to the identifiable assets and liabilities at fair value of Agrifirma:

Estimated consideration transferred at fair value

	Number of shares issued / to be issued	Brasilagro's share market price as of January 27, 2020	Total consideration transferred
Unrestricted shares	4,044,654	-	115,587
Capital reserve (Note 19.b)	-	-	(33,566)
Unrestricted shares	4,044,654	20.28	82,021

Shares with sale restriction	637,625	20.28	12,930
Agrifirma Warrants (a)	513,317	20.27	10,405
Agrifirma Warrant Dividends (b)	-	-	740
Estimated consideration at fair value	5,195,596		106,096

To calculate the consideration at fair value on the acquisition date, the following assumptions were considered:

a)	Unrestricted and restricted shares: to estimate the fair value of the restricted and unrestricted shares, the number of shares based on the Final Exchange Ratio adjusted by Adjustments due to Indemnifications, was calculated considering Brasilagro's quoted market share price on the B3 (Agro3) as of January 27, 2020.

b)	Agrifirma Warrants: are measured based on Brasilagro quoted share market price on the B3 as of January 27, 2020, deducting the exercise price of the warrants of R$0.01.

c)	Agrifirma Warrant Dividends: to estimate the fair value of Agrifirma Bonus Dividends, the average dividend yield of the last four years and Brasilagro's quoted share market price on the B3 as of January 27, 2020 was considered, discounted to present value.

The unrestricted shares issued for the consideration transferred for the acquisition of control of Agrifirma was recognized in equity. The restricted shares, Agrifirma Warrants and Agrifirma Warrant Dividends are recorded in the line Other Liabilities as their final amount may vary due to certain events stated in the agreement and, for such reason, do not meet the definition of equity instrument in accordance with IAS 32 – Financial Instruments, and therefore are recognized as financial liabilities at fair value through profit or loss. The restricted shares are considered in the calculation of basic earnings per share, while the warrants are considered potential common shares and as such included in the calculation of diluted earnings per share.

The unrestricted shares does not have the element of variability, and as such is recognized in equity. The difference between the capital increase, in accordance with the Merger Agreement, and the consideration transferred at fair value of the unrestricted shares as of January 27, 2020, totaling R$30,566 (Note 19.b) is registered as Capital Reserve.

1.1.3. Other Information

The results of the Agrifirma Group are consolidated by BrasilAgro in the period from January 27, 2020 to June 30, 2020, and the amount consolidated into these financial statements is presented below:

1/27/2020 to 6/30/2020
Net revenue	19,194
Net income for the period	1

If the transaction had been consummated on July 1, 2019, the net revenue and loss for the year of Agrifirma consolidated by BrasilAgro would have been as follows:

7/1/2020 to 6/30/2020
Net income	27,949
Loss for the year	(64,305)

In addition, there are no differences between the book value and the fair value of receivables as of the date of the transaction.

1.2. Sale of Farms

Sales of farms in the year ended in June 30, 2020

a) Sale of Jatobá IV Farm

On July 11, 2019, the Company signed a purchase and sale agreement for a total area of 1,134 hectares (893 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 302 bags of soybean per agricultural hectare, totaling R$23,183 as of September 2, 2019.

On September 2, 2019, the buyer met the contractual conditions to take possession of the Jatobá IV farm upon the down payment of R$2,698. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 232,000 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2025 (Note 7.1.e – Jatobá IV).

b) Sale of Alto Taquari II Farm

On October 29, 2019, the Company entered into a purchase and sale agreement for a total area of 85 hectares (65 agricultural hectares) of the Alto Taquari Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso, for an amount corresponding to 1,100 bags of soybean per useful hectare, totaling R$5,513 as of October 29,2019.

On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari II farm upon the down payment of R$1,044. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 57,200 soybean bags is recorded in accounts receivable from sales of farms, to be received in four annual installments ending in 2023 (Note 7.1.e – Alto Taquari II).

c) Sale of Alto Taquari III Farm

On May 29, 2020, the Company entered into a purchase and sale agreement for a total area of 105 hectares (105 agricultural hectares) of the Alto Taquari Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso, for 1,100 bags of soybean per useful hectare, totaling R$11,037 as of May 29, 2020.

On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari III farm upon the down payment of R$1,763. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 93,478 soybean bags is recorded in accounts receivable from sales of farms, to be received in five annual installments ending in 2025 (Note 7.1.e – Alto Taquari III).

d) Sale of Jatobá V Farm

On June 30, 2020, the Company entered into a purchase and sale agreement for a total area of 1,875 hectares (1,500 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for 300 bags of soybean per useful hectare, totaling R$45,015 as of June 30, 2019.

On the same date, the buyer met the contractual conditions to take possession of the Jatobá V farm upon the down payment of R$5,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 397,368 soybean bags is recorded in accounts receivable from sales of farms, to be received in seven annual installments ending in 2026 (Note 7.1.e – Jatobá V).

Sales of farms in the year ended in June 30, 2019

e) Sale of Jatobá II Farm

On June 13, 2018, the Company signed a purchase and sale agreement for a total area of 9,784 hectares (7,485 agricultural hectares) of the Jatobá Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare or R$123,335 as of July 31, 2018.

On July 31, 2018, the buyer met the contractual conditions to take possession of the Jatobá II farm upon the down payment of R$21,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 2,133,296 soybean bags is recorded in accounts receivable from sales of farms, to be received in seven annual installments ending in 2025 (Note 7.1.e – Alto Taquari I).

f) Sale of Alto Taquari I Farm

On November 21, 2018, the Company signed a purchase and sale agreement for a total area of 103 hectares of arable land in the Alto Taquari Farm, for the value of 1,100 bags per useful hectare, totaling R$6,871 as of November 19, 2018.

On November 19, 2018, the buyer met the contractual conditions to take possession of the Alto Taquari I farm upon the down payment of R$1,491. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 90,624 soybean bags is recorded in accounts receivable from sales of farms, to be received in four semi-annual installments ending in 2022 (Note 7.1.e – Alto Taquari I).

g) Sale of Jatobá III Farm

On June 28, 2019, the Company signed a purchase and sale agreement for a total area of 3,125 hectares (2,473 agricultural hectares) of the Jatobá Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare, which corresponded to R$47,016 as of June 28, 2019.

On June 28, 2019 and on July 31, 2019, the buyer met the contractual conditions to take possession of the Jatobá III farm upon the two down payment of R$5,000 each, totaling R$10,000. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 563,844 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2025 (Note 7.1.e – Jatobá III).

Sales of farms in the year ended in June 30, 2018

h) Sale of Araucária V

On May 3, 2018, the Company disclosed the sale of a 956 hectares area (660 agricultural hectares) of the Araucária Farm. The area was sold for 1,208 soybean bags per usable hectare or R$66,224. The transaction determined a down payment of 79,200 soybean bags in the amount of R$5,267, a second installment corresponding to the same number of soybean bags to be received on September 1, 2018. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 717,840 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments ending in 2024 (Note 7.1.e – Araucária V).

1.4. Acquisition of Serra Grande Farm

On April 20, 2020, the Company acquired a total area of 4,489 hectares (2,904 agricultural hectares) of the Serra Grande Farm, a rural property located in the city of Baixa Grande do Ribeiro, state of Piauí, in the amount of R$25,047, corresponding to 282,884 soybean bags per agricultural hectares.

On the same date, BrasilAgro met the contractual conditions to take possession of the land upon the down payment of R$8,047. As of June 30, 2020, the remaining balance in the amount of R$14,263 (Note 18), corresponding to 162,000 soybean bags, will be paid in three annual installments upon delivery of 54,000 soybean bags each. The Company maintains its liability measured at fair value through profit or loss, as required by IFRS 13.

1.5. New investments

Agrofy

On June 27, 2019, the Board of Directors approved an investment of US$1,000 (R$4,127) in Agrofy Global for an equity interest of 1.8% in the startup. On September 23, 2019, BrasilAgro paid 50% of the amount (R$2,087), and the remaining balance was paid on December 16, 2019 (Note 11).

1.3. Lease

a) Lease of Jatobá Farm

On June 13, 2018, under the same commitment for the purchase and sale of the Jatobá Farm, as described in Note 1.2, the Company leased another area of the farm, with useful area of 7,468 hectares, for a period of 5 years and with annual payments of 6 bags per hectare or 17% of total production, whichever is greater.

b) Lease of Parceria V

On August 28, 2018, the Company signed a lease agreement to use a farmland of 23,500 hectares in the city of São Félix do Araguaia, state of Mato Grosso. The new farm will be called Partnership V (see Note 14). The lease will be for 10 years.

1.6. Re-distribution of the assets and liabilities of the joint venture Cresca S.A.

On October 5, 2016, the Company and Carlos Casado S.A., the sole partner in the joint venture Cresca S.A., each with a 50% interest, agreed to dissolve Cresca business and to make their best efforts to sell to third parties all the assets and liabilities held by Cresca within an agreed-upon period of time, or to re-distribute such assets and liabilities in the event the sale to third parties failed.

Cresca assets and liabilities were not sold within the period contractually defined, therefore, the partners agreed to re-distribute Cresca's assets and liabilities, which was completed in the second quarter of 2017. Through June 30, 2017, certain assets, such as cattle and inventories, and contracts (including labor) of Cresca were transferred to Palmeiras, a wholly-owned subsidiary of the Company located in Paraguay. However, the remaining assets and liabilities, including agricultural properties and financial debts with shareholders, remained under the exclusive ownership and/or responsibility of Cresca.

On February 9, 2018, the process of re-distributing Cresca's assets and liabilities was completed and some assets and liabilities that were still owned by Cresca were transferred to the Company's wholly-owned subsidiary Agropecuária Moroti S.A.

The following is a description of the subsidiaries that received Cresca's assets and liabilities:

- Palmeiras S.A. ("Palmeiras") – On December 16, 2016, Palmeiras was incorporated in Asunción, the capital city of Paraguay, with partners Jaborandi Agrícola Ltda. holding 1% of the shares and BrasilAgro holding 99% of the shares. Palmeiras was incorporated with the objective to operate the activities of the Company's investment Cresca.

- Agropecuária Moroti S.A. ("Moroti") – Subsidiary that on February 9, 2018 received all other assets and liabilities of Cresca allocated to BrasilAgro, including land and debts. As part of the transaction, the partners in the joint venture agreed to waive the payment of interest on late payment of the intercompany loans taken by Cresca in the total amount of R$32,962, of which BrasilAgro's share was R$16,563 (Note 25).

The Company obtained control of the assets and liabilities received from Cresca, therefore, as required by IFRS 3 – Business Combinations, the assets acquired and liabilities assumed were remeasured at the fair value on the date control was obtained.

The estimated fair value of the assets and liabilities transferred to Moroti on February 9, 2018 is shown below:

	Book value	Effect of fair value measurement	Fair value
Assets
Accounts receivable, inventories and other receivables	4,616	36	4,652
Recoverable taxes	13	(13)	-
Investment properties	129,750	11,202	140,952
Other property and equipment other than land	67	277	344
	134,446	11,502	145,948
Liabilities
Trade payables, taxes and other liabilities	254	6,322	6,576
Loans	18,714	82	18,796
	18,968	6,404	25,372
Total	115,478	5,098	120,576

The Company recorded a gain of R$5,098 for the difference between the carrying value of the interest in the jointly controlled investment in Cresca of R$115,478 and the fair value of the assets and liabilities transferred to Moroti of R$120,576 (Note 24). The fair value of assets and liabilities was determined based on preliminary estimates and concluded on June 30, 2018. No adjustment to the amounts recorded preliminary was recorded upon conclusion.

In addition, the Company reclassified the accumulated currency translation adjustment from the jointly controlled investment in Cresca from comprehensive income to the statement of income for an amount of R$30,616, under "Other Operating income (expenses), net" (Note 24).

1.7. COVID-19 Impacts

COVID-19 cases were first reported on December 31, 2019, and since then the disease has spread to various countries, including Brazil and Paraguay, where the Company operates, with reports of numerous deaths caused by the new coronavirus. On March 11, 2020, the World Health Organization declared a global pandemic.

In March 2020, the Company developed and implemented a plan with various measures to protect the health of the employees, contribute to containing COVID-19 and mitigate its effects on operations. These measures included:

●	Creating a Prevention and Risk Committee to continuously assess the overall situation, update preventive measures and actions to minimize risks, and coordinate the implementation of action plans;
●	Establishing a home office policy for employees who are at risk or who work at the corporate office in São Paulo;
●	Adoption of various measures and protocols to protect the safety of all persons involved in the Company's operational context, following the guidelines of the Brazilian Ministry of Health;
●	Contingency plans to support any possible disruption in the Company's operations.

The operations in Brazil and Paraguay continued normally and to date the Company has not had any material impact caused by the spread of COVID-19.

COVID-19 could affect the Company's operations if a significant portion of its workforce cannot work effectively due to the spread of the virus, quarantines, government actions, the shutdown of facilities or other restrictions. Part of the Company's revenue is generated by the sale of commodities to local clients, but the global market for said commodities relies on an extensive logistics and supply chain, including ports, distribution centers and suppliers. In addition, the high volatility in the U.S. dollar exchange rate and the prices of commodities could result in losses for the Company.

With regards to its business, a fact that merits attention is the strong demand for exports benefited by the appreciation of the U.S. dollar. With regards to the logistics chain, no significant disruptions were noted in the logistics and export operations, as well as in inbound shipments of raw materials and goods, most of which had been acquired prior to the quarantine period in Brazil. With regard to sales commitments for the 2019/20 crop year, the Company has not identified any material changes, since their origination is based on a strong correlation between the way the negotiations are conducted and the players selected as commercial partners. Therefore, to date, the Company has not observed any matters related to these commitments. Moreover, the Company is well positioned to surmount the effects caused by covid-19, with its main concerns including its cash preservation, leverage ratio and cost and borrowing efficiency, which are aligned with the risk policies adopted by the Company.

Short- and long-term liquidity is preserved, and even any changes in inbound and outbound shipments are scaled to not affect significantly the Company's financial position. BrasilAgro did not identify significant risks with regard to its capacity to continue operating. Lastly, no material subsequent events related to facts known after June 30, 2020 that should be disclosed were identified.

1.8. Cyber attack

On October 21, 2019, the Company suffered a ransomware cyberattack that caused a partial and temporary interruption in its operations. The Company implemented its contingency plans, continued operating partially during the cyberattack and reconnected progressively its operating systems after the attack.

After the incident, the Company took certain additional preventive measures and revalidated the technological processes to improve the controls to minimize cyberattack risks to which the Company was exposed. Although the cyberattack vector could not be identified, the process and the characteristics of the cyberattack could be identified satisfactorily.

The actions implemented, including the controls put in place, improved the security of the information technology systems to avoid new attempts of cyberattacks.